6. STOCK-BASED COMPENSATION (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012
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Warrant Activity

A summary of warrant activity for the three months ended September 30, 2012 is presented below:

		Outstanding Options/Warrants
	Shares Available for Grant	Number of Shares Granted	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value
June 30, 2012	19,000,000	25,500,000	$0.02	3.72	120,000
Grants		-	$-
Forfeitures		-	-
September 30, 2012	9,500,000	25,500,000	$0.02	3.47	875,000

		Outstanding Options
	Shares Available for Grant	Number of Shares Granted	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value
June 30, 2010	1,000,000	-	-		$-
Grants		6,000,000	$0.01
Forfeitures		-	-
June 30, 2011	19,000,000	6,000,000	$0.01	3.99	-
Grants		19,500,000	$0.02
Forfeitures		-	-
June 30, 2012	9,500,000	25,500,000	$0.02	3.72	120,000

Option pricing model assumptions
	Fiscal Year 2012	Fiscal Year 2011
Stock price on grant date	$0.0071~$0.03	$0.0071
Expected dividend yield	None	None
Volatility	238.96%~273.09%	270.33%
Weighted average risk free interest rate	0.77%~0.95%	1.40%
Weighted average expected life (in years)	4.00~5.00	4.00